UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-02021

Deutsche Securities Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  6/30

Date of reporting period:  3/31/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Consolidated Investment Portfolio	as of March 31, 2015 (Unaudited)

Deutsche Enhanced Commodity Strategy Fund
	Principal Amount ($)	Value ($)

Corporate Bonds 26.6%
Consumer Discretionary 2.7%
Amazon.com, Inc., 1.2%, 11/29/2017	2,490,000	2,490,413
Carnival Corp., 1.875%, 12/15/2017	1,690,000	1,696,032
DIRECTV Holdings LLC, 2.4%, 3/15/2017	2,000,000	2,035,888
Ford Motor Credit Co., LLC, 3.984%, 6/15/2016	4,000,000	4,124,116
Hyundai Capital Services, Inc., 144A, 1.07% *, 3/18/2017	2,815,000	2,818,553
Kia Motors Corp., 144A, 3.625%, 6/14/2016	1,400,000	1,437,024
Nissan Motor Acceptance Corp., 144A, 1.8%, 3/15/2018	1,240,000	1,246,047
Time Warner Cable, Inc., 5.85%, 5/1/2017	2,500,000	2,719,190

		18,567,263
Consumer Staples 0.7%
ConAgra Foods, Inc., 2.1%, 3/15/2018	377,000	378,566
Safeway, Inc., 3.4%, 12/1/2016	387,000	386,033
Tyson Foods, Inc., 2.65%, 8/15/2019	2,030,000	2,078,614
Wesfarmers Ltd., 144A, 1.874%, 3/20/2018	1,500,000	1,509,486

		4,352,699
Energy 2.1%
Delek & Avner Tamar Bond Ltd., 144A, 3.839%, 12/30/2018	3,000,000	3,002,352
KazMunayGas National Co. JSC, Series 2, 144A, 9.125%, 7/2/2018	3,000,000	3,257,400
Kinder Morgan Energy Partners LP, 3.5%, 3/1/2016	1,700,000	1,735,183
Noble Holding International Ltd., 4.0%, 3/16/2018	990,000	995,482
QGOG Atlantic, 144A, 5.25%, 7/30/2018	1,061,800	919,519
Transocean, Inc., 4.95%, 11/15/2015	2,484,000	2,527,470
Transportadora de Gas Internacional SA ESP, 144A, 5.7%, 3/20/2022	2,000,000	2,100,000

		14,537,406
Financials 13.2%
Australia & New Zealand Banking Group Ltd., 144A, 1.0%, 10/6/2015	3,335,000	3,345,045
Bangkok Bank PCL, 144A, 3.3%, 10/3/2018	2,000,000	2,063,618
Bank of America Corp., Series L, 2.6%, 1/15/2019	2,115,000	2,152,630
Bank of Baroda, 144A, 4.875%, 7/23/2019	3,000,000	3,233,112
Bank of India, 144A, 3.625%, 9/21/2018	2,000,000	2,063,180
Bank of Nova Scotia, 144A, 1.95%, 1/30/2017	5,660,000	5,761,625
Banque Federative du Credit Mutuel SA, 144A, 2.75%, 1/22/2019	4,000,000	4,123,580
BNP Paribas SA, 2.375%, 9/14/2017	1,475,000	1,503,506
BPCE SA, 1.625%, 2/10/2017	1,500,000	1,512,192
Capital One Bank U.S.A. NA, 2.25%, 2/13/2019	590,000	593,123
Commonwealth Bank of Australia, 144A, 1.525% *, 3/31/2017	6,000,000	6,011,712
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 1.7%, 3/19/2018	1,865,000	1,881,460
Corpbanca SA, 144A, 3.875%, 9/22/2019	3,000,000	3,000,966
Credit Agricole SA, 144A, 2.125%, 4/17/2018	3,000,000	3,035,013
Development Bank of Kazakhstan JSC, 144A, 5.5%, 12/20/2015	4,000,000	4,080,000
Grupo Aval Ltd., 144A, 5.25%, 2/1/2017	2,250,000	2,345,625
Health Care REIT, Inc., (REIT), 3.625%, 3/15/2016	1,898,000	1,945,769
Industrial & Commercial Bank of China Ltd., 3.231%, 11/13/2019	1,540,000	1,584,429
Intercontinental Exchange, Inc., 2.5%, 10/15/2018	790,000	814,578
Intesa Sanpaolo SpA:
3.875%, 1/16/2018	1,790,000	1,878,036
3.875%, 1/15/2019	1,770,000	1,866,800
Jefferies Group LLC, 5.125%, 4/13/2018	2,500,000	2,628,265
Lloyds Bank PLC, 2.3%, 11/27/2018	750,000	762,521
Macquarie Group Ltd., 144A, 3.0%, 12/3/2018	4,000,000	4,109,984
Morgan Stanley, 3.8%, 4/29/2016	2,500,000	2,572,280
Navient Corp., 3.875%, 9/10/2015	900,000	906,453
Nomura Holdings, Inc., 2.0%, 9/13/2016	2,220,000	2,240,852
QBE Insurance Group Ltd., 144A, 2.4%, 5/1/2018	1,030,000	1,040,088
Skandinaviska Enskilda Banken AB:
144A, 1.75%, 3/19/2018	1,745,000	1,751,039
144A, 2.375%, 11/20/2018	1,020,000	1,039,463
Sumitomo Mitsui Banking Corp., 2.5%, 7/19/2018	715,000	730,751
Suncorp-Metway Ltd., 144A, 1.7%, 3/28/2017	4,500,000	4,523,134
Swedbank AB, 144A, 1.75%, 3/12/2018	2,500,000	2,508,213
Turkiye Halk Bankasi AS, 144A, 4.75%, 6/4/2019	2,000,000	1,997,320
Turkiye Vakiflar Bankasi Tao:
144A, 3.75%, 4/15/2018	1,000,000	981,020
144A, 5.0%, 10/31/2018	1,000,000	1,014,000
UBS AG, 144A, 2.25%, 3/30/2017	3,335,000	3,424,228
Woori Bank Co., Ltd., 144A, 2.875%, 10/2/2018	3,000,000	3,078,195

		90,103,805
Health Care 1.1%
Actavis Funding SCS, 2.35%, 3/12/2018	5,245,000	5,315,933
Laboratory Corp. of America Holdings, 2.2%, 8/23/2017	1,885,000	1,918,725
Mallinckrodt International Finance SA, 3.5%, 4/15/2018	430,000	423,550

		7,658,208
Industrials 0.6%
Ingersoll-Rand Global Holding Co., Ltd., 2.875%, 1/15/2019	500,000	512,865
Mersin Uluslararasi Liman Isletmeciligi AS, 144A, 5.875%, 8/12/2020	3,500,000	3,692,500

		4,205,365
Information Technology 1.0%
Arrow Electronics, Inc., 3.0%, 3/1/2018	3,000,000	3,077,853
Seagate HDD Cayman, 3.75%, 11/15/2018	500,000	521,089
Xerox Corp., 6.4%, 3/15/2016	3,000,000	3,152,370

		6,751,312
Materials 3.4%
Airgas, Inc., 2.95%, 6/15/2016	1,830,000	1,868,877
Anglo American Capital PLC, 144A, 2.625%, 9/27/2017	2,180,000	2,209,151
Celulosa Arauco y Constitucion SA, 7.25%, 7/29/2019	2,500,000	2,932,802
CF Industries, Inc., 6.875%, 5/1/2018	2,000,000	2,280,046
Freeport-McMoRan, Inc.:
2.375%, 3/15/2018	1,455,000	1,447,866
3.1%, 3/15/2020	1,000,000	974,360
Glencore Finance Canada Ltd., 144A, 2.7%, 10/25/2017	2,400,000	2,435,124
Glencore Funding LLC, 144A, 2.5%, 1/15/2019	1,660,000	1,660,802
Goldcorp, Inc., 2.125%, 3/15/2018	1,490,000	1,499,804
Inversiones CMPC SA, 144A, 6.125%, 11/5/2019	2,000,000	2,221,524
Rio Tinto Finance (U.S.A.) PLC, 2.25%, 12/14/2018	1,720,000	1,748,478
Teck Resources Ltd., 3.0%, 3/1/2019	1,760,000	1,750,551

		23,029,385
Telecommunication Services 1.0%
CC Holdings GS V LLC, 2.381%, 12/15/2017	1,000,000	1,008,373
GTP Acquisition Partners I LLC, "C", 144A, 4.347%, 6/15/2016	3,530,000	3,594,377
Telefonica Emisiones SAU, 3.192%, 4/27/2018	1,340,000	1,397,542
Verizon Communications, Inc., 3.65%, 9/14/2018	960,000	1,020,816

		7,021,108
Utilities 0.8%
FirstEnergy Corp., Series A, 2.75%, 3/15/2018	2,025,000	2,073,784
Israel Electric Corp., Ltd., 144A, 5.625%, 6/21/2018	3,000,000	3,190,308

		5,264,092

Total Corporate Bonds (Cost $179,196,760)		181,490,643
Mortgage-Backed Securities Pass-Throughs 4.1%
Federal National Mortgage Association, 3.0%, with various maturities from 5/1/2027 until 6/1/2027 (Cost $27,726,572)	26,268,900	27,671,121
Asset-Backed 8.2%
Automobile Receivables 1.7%
AmeriCredit Automobile Receivables Trust:
"B", Series 2012-4, 1.31%, 11/8/2017	2,115,000	2,119,994
"D", Series 2012-5, 2.35%, 12/10/2018	5,000,000	5,049,095
"D", Series 2011-2, 4.0%, 5/8/2017	1,280,000	1,290,127
Avis Budget Rental Car Funding AESOP LLC, "B", Series 2014-2A, 144A, 3.29%, 2/20/2021	1,500,000	1,458,271
CPS Auto Receivables Trust, "D", Series 2014-D, 144A, 5.33%, 11/16/2020	1,300,000	1,311,804

		11,229,291
Credit Card Receivables 0.2%
Citi Holdings Liquidating Unrated Performing Assets, "A", Series 2013-VM, 144A, 3.326%, 8/15/2020	1,646,087	1,652,376
Miscellaneous 6.3%
A Voce CLO Ltd., "A1B", Series 2014-1A, 144A, 1.713% *, 7/15/2026	1,690,000	1,683,820
Dryden XXXI Senior Loan Fund, "B", Series 2014-31A, 144A, 2.157% *, 4/18/2026	1,000,000	995,867
Madison Park Funding XII Ltd., "A", Series 2014-12A, 144A, 1.757% *, 7/20/2026	5,000,000	4,999,990
Magnetite VI Ltd., "A", Series 2012-6A, 144A, 1.771% *, 9/15/2023	1,367,000	1,365,817
North End CLO Ltd., "A", Series 2013-1A, 144A, 1.407% *, 7/17/2025	5,000,000	4,945,315
Oak Hill Credit Partners X Ltd., "A", Series 2014-10A, 144A, 1.727% *, 7/20/2026	1,150,000	1,148,407
Octagon Investment Partners XVI Ltd., "B1", Series 2013-1A, 144A, 1.857% *, 7/17/2025	4,000,000	3,872,752
Octagon Investment Partners XXI Ltd., "A1A", Series 2014-1A, 144A, 1.723% *, 11/14/2026	2,000,000	1,993,168
Race Point CLO Ltd., "B", Series 2006-3, 0.633% *, 4/15/2020	2,335,000	2,310,478
Treman Park CLO LLC, "A", Series 2015-1A, 144A, 1.761%, 4/20/2027 (a)	2,500,000	2,500,000
Venture XVI CLO Ltd., "A1L", Series 2014-16A, 144A, 1.753% *, 4/15/2026	5,000,000	4,991,425
Voya CLO Ltd.:
"A1", Series 2014-2A, 144A, 1.707% *, 7/17/2026	3,000,000	2,993,106
"A1", Series 2015-1A, 144A, 1.742%, 4/18/2027 (a)	4,170,000	4,170,000
"A2", Series 2014-2A, 144A, 2.257% *, 7/17/2026	5,000,000	4,952,380

		42,922,525

Total Asset-Backed (Cost $55,834,411)		55,804,192
Commercial Mortgage-Backed Securities 3.7%
Banc of America Commercial Mortgage Trust, "AM", Series 2006-3, 6.038% *, 7/10/2044	3,125,000	3,223,981
Banc of America Large Loan, Inc., "PAJ", Series 2066-277A, 144A, 6.503% *, 10/10/2045	1,334,118	1,371,415
Banc of America Merrill Lynch Commercial Mortgage, Inc., "B", Series 2005-2, 5.112% *, 7/10/2043	5,000,000	5,006,385
Credit Suisse Commercial Mortgage Trust, "A1A", Series 2007-C1, 5.361%, 2/15/2040	2,701,260	2,843,414
Credit Suisse First Boston Mortgage Securities Corp., "B", Series 2005-C5, 5.1%, 8/15/2038	1,500,000	1,519,566
Del Coronado Trust, "M", Series 2013-HDMZ, 144A, 5.175% *, 3/15/2018	880,000	882,200
Hilton U.S.A. Trust:
"CFL", Series 2013-HLF, 144A, 2.073% *, 11/5/2030	1,024,884	1,024,884
"DFL", Series 2013-HLF, 144A, 2.923% *, 11/5/2030	620,843	622,087
JPMorgan Chase Commercial Mortgage Securities Corp.:
"C", Series 2004-C3, 4.981%, 1/15/2042	5,666	5,664
"AM", Series 2005-LDP4, 4.999%, 10/15/2042	3,630,000	3,658,764
LB Commercial Mortgage Trust, "A4B", Series 2007-C3, 5.517%, 7/15/2044	980,000	1,048,350
LB-UBS Commercial Mortgage Trust:
"AM", Series 2005-C5, 5.017%, 9/15/2040	582,000	586,532
"K", Series 2003-C5, 144A, 5.25%, 4/15/2037	3,331,000	3,324,295

Total Commercial Mortgage-Backed Securities (Cost $25,415,707)		25,117,537
Collateralized Mortgage Obligation 0.0%
Federal National Mortgage Association, "FB", Series 1996-44, 0.974% *, 9/25/2023 (Cost $121,709)	121,481	122,794
Government & Agency Obligations 38.6%
Other Government Related (b) 1.5%
Asian Development Bank, 1.125%, 3/15/2017	2,000,000	2,015,602
Fondo MIVIVIENDA SA, 144A, 3.375%, 4/2/2019	2,950,000	2,994,250
Korea Development Bank, 4.0%, 9/9/2016	3,000,000	3,122,541
Svensk Exportkredit AB, 2.125%, 7/13/2016	2,000,000	2,040,056

		10,172,449
Sovereign Bonds 0.6%
Province of British Columbia, Canada, 1.2%, 4/25/2017	2,855,000	2,876,466
Republic of Croatia, REG S, 144A, 6.25%, 4/27/2017	1,000,000	1,062,500

		3,938,966
U.S. Treasury Obligations 36.5%
U.S. Treasury Floating Rate Notes:
0.088%, 10/31/2016 (c)	50,000,000	49,980,300
0.119%, 1/31/2017	20,000,000	20,002,420
U.S. Treasury Inflation-Indexed Note, 0.125%, 4/15/2018	20,223,400	20,631,023
U.S. Treasury Notes:
0.5%, 2/28/2017	40,000,000	39,975,000
0.75%, 3/31/2018	30,000,000	29,866,410
0.875%, 1/31/2017	10,000,000	10,065,620
0.875%, 6/15/2017	33,000,000	33,172,722
1.0%, 8/31/2016 (d)	35,000,000	35,289,835
1.0%, 12/15/2017	10,000,000	10,053,910

		249,037,240

Total Government & Agency Obligations (Cost $262,376,619)		263,148,655
Loan Participations and Assignments 5.5%
Senior Loans *
Advantage Sales & Marketing, Inc., First Lien Term Loan, 4.25%, 7/23/2021	249,373	249,615
Albertson's LLC, Term Loan B2, 5.375%, 3/21/2019	497,503	501,824
Alkermes, Inc., Term Loan, 3.5%, 9/18/2019	483,773	484,830
American Energy - Marcellus LLC, First Lien Term Loan, 5.25%, 8/4/2020	500,000	426,250
AmWINS Group LLC, Term Loan, 5.25%, 9/6/2019	977,522	988,519
Astoria Energy LLC, Term Loan B, 4.28%, 12/24/2021	491,250	491,560
Asurion LLC, Term Loan B1, 5.0%, 5/24/2019	717,182	720,220
Avaya, Inc., Term Loan B3, 4.676%, 10/26/2017	349,808	344,720
BATS Global Markets, Inc., Term Loan B2, 5.75%, 1/31/2020	500,000	505,000
Bombardier Recreational Products, Inc., Term Loan B, 4.0%, 1/30/2019	754,286	755,229
Brickman Group Ltd. LLC, First Lien Term Loan, 4.0%, 12/18/2020	992,481	989,791
Burlington Coat Factory Warehouse Corp., Term Loan B3, 4.25%, 8/13/2021	486,250	490,303
Calceus Acquisition, Inc., Term Loan, 5.0%, 1/31/2020	739,987	713,163
California Pizza Kitchen, Inc., Term Loan, 5.25%, 3/29/2018	490,000	479,220
Capital Automotive LP, Term Loan B, 4.0%, 4/10/2019	370,177	372,144
Crosby U.S. Acquisition Corp., First Lien Term Loan, 3.75%, 11/23/2020	493,750	458,570
Crossmark Holdings, Inc., First Lien Term Loan, 4.5%, 12/20/2019	488,750	470,422
CTI Foods Holding Co., LLC, First Lien Term Loan, 4.5%, 6/29/2020	492,500	492,502
Cumulus Media Holdings, Inc., Term Loan, 4.25%, 12/23/2020	470,093	462,689
Drillships Financing Holding, Inc., Term Loan B1, 6.0%, 3/31/2021	714,490	548,260
Duff & Phelps Investment Management Co., Term Loan B, 4.5%, 4/23/2020	491,255	490,641
Energy Transfer Equity LP, Term Loan, 3.25%, 12/2/2019	500,000	492,930
Fitness International LLC, Term Loan B, 5.5%, 7/1/2020	496,250	463,994
FTS International, Inc., Term Loan B, 5.75%, 4/16/2021	436,364	342,205
Genesys Telecom Holdings U.S., Inc., Term Loan B, 4.0%, 2/8/2020	343,000	342,014
Getty Images, Inc., Term Loan B, 4.75%, 10/18/2019	99,679	84,390
Global Tel*Link Corp., First Lien Term Loan, 5.0%, 5/22/2020	403,629	399,492
Greenway Medical Technologies, Inc., First Lien Term Loan, 6.0%, 11/4/2020	493,750	495,602
Hanson Building Products Limited, Second Lien Term Loan, 10.5%, 2/12/2023	500,000	476,875
Hargray Communications Group, Inc., Term Loan B, 5.25%, 6/26/2019	500,000	502,893
Hertz Corp., Term Loan B, 4.0%, 3/11/2018	498,724	499,271
Houston Fuel Oil Co., LLC, Term Loan B, 4.25%, 8/19/2021	249,373	243,139
IG Investment Holdings LLC, Term Loan B, 6.0%, 10/29/2021	498,724	499,971
Ineos U.S. Finance LLC, 6 year Term Loan, 3.75%, 5/4/2018	728,136	724,343
ION Media Networks, Inc., Term Loan B, 4.75%, 12/18/2020	495,009	496,866
IQOR U.S., Inc., Term Loan B, 6.0%, 4/1/2021	481,706	458,825
Jeld-Wen, Inc., Term Loan B, 5.25%, 10/15/2021	250,000	251,665
Key Safety Systems, Inc., First Lien Term Loan, 4.75%, 8/29/2021	248,750	250,227
Lands' End, Inc., Term Loan B, 4.25%, 4/4/2021	495,000	473,653
Level 3 Financing, Inc., Term Loan B, 4.0%, 1/15/2020	500,000	501,773
Lineage Logistics Holdings LLC, Term Loan, 4.5%, 4/7/2021	495,000	492,218
MacDermid, Inc., First Lien Term Loan, 4.5%, 6/7/2020	994,937	1,000,638
Moneygram International, Inc., Term Loan B, 4.25%, 3/27/2020	245,586	232,385
NEP/NCP Holdco, Inc., Term Loan, 4.25%, 1/22/2020	495,009	483,872
New HB Acquisition LLC, Term Loan, 6.75%, 4/9/2020	495,000	505,209
Noranda Aluminum Acquisition Corp., Term Loan B, 5.75%, 2/28/2019	235,000	219,725
Norcraft Companies LP, Term Loan, 5.25%, 12/13/2020	246,875	247,801
NPC International, Inc., Term Loan B, 4.0%, 12/28/2018	485,000	475,300
NTELOS, Inc., Term Loan B, 5.75%, 11/9/2019	246,835	212,278
Oberthur Technologies of America Corp., Term Loan B2, 4.5%, 10/18/2019	493,750	493,380
Oxbow Carbon LLC:
Term Loan B, 4.25%, 7/19/2019	231,013	224,140
Second Lien Term Loan, 8.0%, 1/17/2020	250,000	206,875
Ozburn-Hessey Holding Co., LLC, Term Loan, 6.753%, 5/23/2019	738,750	737,800
P2 Upstream Acquisition Co., First Lien Term Loan, 5.0%, 10/30/2020	246,875	240,857
Par Pharmaceutical Companies, Inc., Term Loan B3, 4.25%, 9/30/2019	498,750	499,062
Payless, Inc., First Lien Term Loan, 5.0%, 3/11/2021	992,500	949,495
Peabody Energy Corp., Term Loan B, 4.25%, 9/24/2020	492,500	443,713
Petco Animal Supplies, Inc., Term Loan, 4.0%, 11/24/2017	485,983	486,792
Portillo's Holdings LLC, First Lien Term Loan, 4.75%, 8/2/2021	497,500	498,122
Quikrete Holdings, Inc., First Lien Term Loan, 4.0%, 9/28/2020	472,673	475,332
Regit Eins GmbH, First Lien Term Loan, 6.0%, 1/8/2021	497,500	488,421
Rexnord LLC, First Lien Term Loan B, 4.0%, 8/21/2020	410,657	411,198
Serena Software, Inc., Term Loan, 7.5%, 4/14/2020	487,500	489,406
Signode Industrial Group U.S., Inc., Term Loan B, 3.75%, 5/1/2021	204,630	203,734
Steak N' Shake Operations, Inc., Term Loan, 4.75%, 3/19/2021	495,000	494,381
STG-Fairway Acquisitions, Inc., Term Loan B, 6.25%, 2/28/2019	247,476	246,703
Sybil Software LLC, Term Loan, 4.75%, 3/20/2020	475,000	477,871
Toys 'R' Us-Delaware, Inc.:
Term Loan B2, 5.25%, 5/25/2018	113,883	90,632
Term Loan B4, 9.75%, 4/24/2020	851,805	794,542
TricorBraun, Inc., Term Loan B, 4.01%, 5/3/2018	438,691	438,235
U.S. Airways Group, Inc., Term Loan B1, 3.5%, 5/23/2019	495,000	494,381
United Site Services, Inc.:
Term Delay Draw, 5.397%, 8/5/2016	29,920	29,920
Term Loan B, 5.753%, 8/5/2021	202,945	202,945
Univar, Inc., Term Loan B, 5.0%, 6/30/2017	497,407	497,372
ViaWest, Inc., Term Loan B, 4.5%, 3/11/2022	500,000	502,813
WireCo WorldGroup, Inc., Term Loan, 6.0%, 2/15/2017	994,898	992,411
Zayo Group LLC, Term Loan B, 4.0%, 7/2/2019	989,833	992,649
Ziggo Financing Partnership:
Term Loan B1, 3.5%, 1/15/2022	369,787	367,938
Term Loan B2A, 3.5%, 1/15/2022	238,298	237,106
Term Loan B3, 3.5%, 1/15/2022	391,915	389,955

Total Loan Participations and Assignments (Cost $38,038,361)		37,403,207
Short-Term U.S. Treasury Obligations 6.9%
U.S. Treasury Bills:
0.06% **, 8/13/2015 (e)	12,452,000	12,449,684
0.085% **, 6/11/2015 (e)	486,000	485,983
0.097% **, 10/15/2015	10,000,000	9,993,020
0.223% **, 12/10/2015 (c)	24,000,000	23,971,752

Total Short-Term U.S. Treasury Obligations (Cost $46,892,902)		46,900,439

	Shares	Value ($)

Cash Equivalents 7.3%
Central Cash Management Fund, 0.08% (f)	34,925,020	34,925,020
Deutsche Variable NAV Money Fund, 0.24% (f)	1,503,409	15,035,594

Total Cash Equivalents (Cost $49,960,614)		49,960,614

	% of Net Assets	Value ($)

Total Consolidated Investment Portfolio (Cost $685,563,655) †	100.9	687,619,202
Other Assets and Liabilities, Net	(0.9)	(6,136,885)

Net Assets	100.0	681,482,317

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of March 31, 2015.

**	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $685,619,173.  At March 31, 2015, net unrealized appreciation for all securities based on tax cost was $2,000,029. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $4,063,754 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,063,725.

(a)	When-issued security.
(b)	Government-backed debt issued by financial companies or government sponsored enterprises.
(c)	At March 31, 2015, this security has been pledged, in whole or in part, as collateral for open commodity-linked rate swap contracts.
(d)	At March 31, 2015, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(e)	At March 31, 2015, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CLO: Collateralized Loan Obligation
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At March 31, 2015, the Fund had an unfunded loan commitment of $ 16,495, which could be extended at the option of the borrower, pursuant to the following loan agreement:

Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation ($)
United Site Services, Inc., Term Delay Draw, 8/5/2016	16,495	16,550	55
A summary of the Fund’s transactions with affiliated Underlying Deutsche Funds during the period ended March 31, 2015 is as follows:

Affiliate	Value ($) at 6/30/2014	Purchase Cost ($)	Sales Cost ($)	Realized Gain/ (Loss) ($)	Income Distributions ($)	Value ($) at 3/31/2015
Central Cash Management Fund	31,356,929	588,096,279	584,528,188	—	13,104	34,925,020
Deutsche Variable NAV Money Fund	15,012,617	22,977	—	—	23,197	15,035,594
Total	46,369,546	588,119,256	584,528,188	—	36,301	49,960,614

At March 31, 2015, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)

Aluminum Futures	USD	4/14/2015	150	6,700,463	(121,257)
Aluminum Futures	USD	5/26/2015	175	7,790,781	30,159
Copper Futures	USD	4/14/2015	50	7,581,413	647,579
Copper Futures	USD	5/26/2015	55	8,318,063	191,233
Gasoline Rbob Future	USD	5/29/2015	180	13,292,748	(199,687)
Gold 100 oz Futures	USD	6/26/2015	50	5,916,000	(25,651)
Nickel Futures	USD	6/19/2015	80	5,944,800	(828,240)
Soybean Meal Futures	USD	7/14/2015	338	10,991,760	173,368
Zinc Futures	USD	6/19/2015	130	6,767,053	(16,588)
Total net unrealized depreciation	(149,084)

At March 31, 2015, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)

Aluminum Futures	USD	4/14/2015	150	6,700,463	(31,338)
Aluminum Futures	USD	5/26/2015	175	7,790,781	169,217
Copper Futures	USD	4/14/2015	50	7,581,413	(418,444)
Copper Futures	USD	5/26/2015	55	8,318,063	(517,374)
Nickel Futures	USD	6/19/2015	80	5,944,800	78,898
WTI Crude Futures	USD	5/19/2015	100	4,934,000	224,434
Zinc Futures	USD	6/19/2015	130	6,767,053	(130,969)
Total net unrealized depreciation	(625,576)

At March 31, 2015, open written option contracts were as follows:
Options on Interest Rate Swap Contracts
Swap Effective/ Expiration Date	Contract Amount	Option Expiration Date	Premiums Received ($)	Value ($) (g)

Call Options
Receive Fixed - 5.132% - Pay Floating – 3-Month LIBOR	3/17/2016 3/17/2026	2,000,0001	3/15/2016	14,450	(171)
Receive Fixed - 5.132% - Pay Floating – 3-Month LIBOR	3/17/2016 3/17/2026	2,000,0002	3/15/2016	23,600	(171)
Total Call Options	38,050	(342)

Put Options
Pay Fixed - 1.132% - Receive Floating – 3-Month LIBOR	3/17/2016 3/17/2026	2,000,0001	3/15/2016	14,450	(6,563)
Pay Fixed - 1.132% - Receive Floating – 3-Month LIBOR	3/17/2016 3/17/2026	2,000,0002	3/17/2016	5,100	(6,564)
Total Put Options	19,550	(13,127)

Total	57,600	(13,469)

(g)	Unrealized appreciation on written options on interest rate swap contracts at March 31, 2015 was $44,131.
At March 31, 2015, open commodity-linked swap contracts were as follows:
Bilateral Swaps
Expiration Date	Notional Amount ($)	Fixed Fee Received (Paid) by the Fund	Pay/Receive Return of the Reference Index	Value ($) (h)

Long Positions
4/20/2015	39,900,0003	(0.57%)	Barclays-Commodity Strategy 1610 Index	16,157
4/20/2015	32,430,0004	(0.163%)	Bloomberg Commodity Index 3 Month Forward	233,479
4/20/2015	20,850,0003	(0.21%)	Bloomberg Commodity Index 3 Month Forward	149,600
4/20/2015	30,380,0005	(0.23%)	Bloomberg Commodity Index 3 Month Forward	217,664
4/20/2015	12,560,0006	(0.14%)	Bloomberg Commodity Index 3 Month Forward	90,575
4/20/2015	38,500,0007	(0.16%)	Bloomberg Commodity Index 3 Month Forward	277,240
4/20/2015	39,620,0002	(0.16%)	Bloomberg Commodity Index 3 Month Forward	285,305
4/20/2015	45,570,0008	(0.18%)	Bloomberg Commodity Index 3 Month Forward	327,678
4/20/2015	45,570,0009	(0.16%)	Bloomberg Commodity Index 3 Month Forward	328,151
4/20/2015	28,730,0002	(0.15%)	BNP Paribas 03 Alpha Index	54,310
4/20/2015	14,000,0008	(0.23%)	CIBC Milling Wheat Subindex	(199,984)
4/20/2015	31,920,00010	(0.44%)	Citi Commodities Term Structure Alpha II Index	186,186
4/20/2015	36,420,00010	0.0%	Citi Congestion DJUBS Beta	269,279
4/20/2015	34,870,00010	(0.08%)	Citi Cubes Dow Jones-UBS Weighted Index	(327,563)
7/16/2015	9,000,0007	0.0%	JPMorgan Ex-Front Month Lean Hogs Excess Return Index	(1,013,624)
7/16/2015	9,000,0007	0.0%	JPMorgan Ex-Front Month Live Cattle Excess Return Index	245,231
4/20/2015	37,710,0007	(0.65%)	JPMorgan Seasonal Spreads Explorer	158,924
4/20/2015	35,910,0006	(0.44%)	Merrill Lynch Commodity Index eXtra ADLS Modifies Excess Return Index	49,611
4/20/2015	50,250,0006	(0.17%)	Merrill Lynch Enhanced Benchmark - A Pre Roll Excess Return Index	276,381
4/20/2015	45,570,00011	(0.43%)	Modified Strategy D177 on the Bloomberg Commodity Index	322,438
4/20/2015	7,000,0005	(0.15%)	MS Lean Hog Index	196,219
4/20/2015	7,540,0007	(0.5%)	JPMorgan Ranked Alpha Basket Index	768
4/20/2015	22,780,00012	(0.15%)	Societe Generale BCOM Strategy Index	137,007
4/20/2015	98,770,00013	(0.144%)	UBS Custom Commodity Index	(401,114)
Short Positions
7/16/2015	9,000,0007	0.0%	Bloomberg Commodity Index Lean Hog Subindex	1,753,627
10/5/2015	10,000,0007	0.17%	Bloomberg Commodity Index	(1,772,296)
4/20/2015	35,910,0004	0.0%	Bloomberg Commodity Index	(200,678)
4/20/2015	32,320,0007	0.0%	Bloomberg Commodity Index	(180,616)
4/20/2015	19,150,0002	0.0%	Bloomberg Commodity Index	(107,017)
7/16/2015	9,000,0007	0.0%	Bloomberg Commodtiy Index Live Cattle Subindex	(485,674)
4/20/2015	14,000,0005	0.0%	MS Live Cattle Index	(572,671)
Total net unrealized depreciation	314,593

(h)	There are no upfront payments on the commodity-linked swaps listed above, therefore unrealized appreciation (depreciation) is equal to their value.
At March 31, 2015, open interest rate swap contracts were as follows:
Centrally Cleared Swaps
Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized Depreciation ($)

6/17/2015 6/17/2019	80,000,000	Fixed — 2.0%	Floating — 3-Month LIBOR	(1,709,704)	(1,709,704)
6/17/2015 6/17/2017	115,000,000	Fixed — 1.32%	Floating — 3-Month LIBOR	(868,227)	(868,227)
Total unrealized depreciation	(2,577,931)

Counterparties:
1	Nomura International PLC
2	BNP Paribas
3	Barclays Bank PLC
4	Macquarie Bank Ltd.
5	Morgan Stanley
6	Bank of America
7	JPMorgan Chase Securities, Inc.
8	Canadian Imperial Bank of Commerce
9	Credit Suisse
10	Citigroup, Inc.
11	Goldman Sachs & Co.
12	Societe Generale
13	UBS AG
LIBOR: London Interbank Offered Rate; 3‐Month LIBOR rate at March 31, 2015 is 0.27%.
Currency Abbreviation

USD United States Dollar

Investment in Subsidiary

The Fund may seek exposure to the commodities markets by investing a portion of its assets in a wholly owned subsidiary organized under the laws of the Cayman Islands (the "Subsidiary"). Among other investments, the Subsidiary may invest in commodity-linked derivative instruments such as swaps and futures contracts. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivative positions. As of March 31, 2015, the Fund held $ 125,176,446 in the Subsidiary, representing 18.4% of the Fund's net assets. The Fund’s Investment Portfolio has been consolidated and includes the accounts of the Fund and the Subsidiary.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (i)
Corporate Bonds	$—	$181,490,643	$—	$181,490,643
Mortgage-Backed Securities Pass-Throughs	—	27,671,121	—	27,671,121
Asset-Backed	—	49,134,192	6,670,000	55,804,192
Commercial Mortgage-Backed Securities	—	25,117,537	—	25,117,537
Collateralized Mortgage Obligation	—	122,794	—	122,794
Government & Agency Obligations	—	263,148,655	—	263,148,655
Loan Participations and Assignments	—	36,704,660	698,547	37,403,207
Short-Term U.S. Treasury Obligations	—	46,900,439	—	46,900,439
Short-Term Investments (i)	49,960,614	—	—	49,960,614
Unfunded Loan Commitment	—	55	—	55
Derivatives (j)
Futures Contracts	$1,514,888	$—	$—	$1,514,888
Commodity-Linked Swap Contracts	—	5,575,830	—	5,575,830

Total	$51,475,502	$635,865,926	$7,368,547	$694,709,975

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (j)
Futures Contracts	$(2,289,548)	$—	$—	$(2,289,548)
Written Options	—	(13,469)	—	(13,469)
Commodity-Linked Swap Contracts	—	(5,261,237)	—	(5,261,237)
Interest Rate Swap Contracts	—	(2,577,931)	—	(2,577,931)

Total	$(2,289,548)	$(7,852,637)	$—	$(10,142,185)

(i)	See Consolidated Investment Portfolio for additional detailed categorizations.
(j)	Derivatives include unrealized appreciation (depreciation) on open futures contracts, open commodity-linked swap contracts, interest rate swap contracts, and written options, at value.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Loan Participation and Assignments	Asset-Backed	Total
Balance as of June 30, 2014	$493,716	$2,837,888	$3,331,604
Realized gain (loss)	(4,620)	—	(4,620)
Change in unrealized appreciation (depreciation)	(2,639)	4,266	1,627
Amortization premium/discount	635	—	635
Purchases	202,711	6,665,734	6,868,445
(Sales)	(490,000)	—	(490,000)
Transfers into Level 3 (k)	498,744	—	498,744
Transfers (out) of Level 3 (l)	—	(2,837,888)	(2,837,888)
Balance as of March 31, 2015	$698,547	$6,670,000	$7,368,547
Net change in unrealized appreciation (depreciation) from investments still held at March 31, 2015	$763	$4,266	$5,031

(k)
During the period ended March 31, 2015, the amount of transfers between Level 2 and Level 3 was $498,744. The investments were transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market activity.

(l)
During the period ended March 31, 2015, the amount of transfers between Level 3 and Level 2 was $2,837,888. The investments were transferred from Level 3 to Level 2 due to the availability of a pricing source supported by observable inputs.

Transfers between price levels are recognized at the beginning of the reporting period.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2015 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Options
Commodity Contracts	$ (774,660)	$ 314,593	$ —
Interest Rate Contracts	$ —	$ (2,577,931)	$ 44,131

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Enhanced Commodity Strategy Fund, a series of Deutsche Securities Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 22, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 22, 2015